Balance Sheet Details - Prepaid and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid clinical trial costs	$ 1,054	$ 1,478	$ 500
Other	1,123	176	197
Total	$ 2,177	$ 1,654	$ 697